Investments	12 Months Ended
Dec. 31, 2025
Investments, Financial Assets [Abstract]
Investments	17 Investments
(a) Investments

	2025	2024
	$m	$m
Cost
At 1 January	24.0	16.2
Additions	3.0	5.1
Revaluation of investments held at FVTOCI	(0.9)	3.4
Change in value of investments held at FVTPL	2.4	—
Disposals	—	(0.7)
At 31 December	28.5	24.0

Listed investments	10.5	12.6
Unlisted investments	18.0	11.4
At 31 December	28.5	24.0
Fair value through other comprehensive income (OCI)
Strategic investments are classified as fair value through OCI if they are considered to support the
Group's revenue generating capabilities rather than being held for trading. All other investments are classified as fair value through profit or loss.
Investments classified as fair value through OCI mainly comprise the following:
–Shares and seats held in clearing houses which are deemed relevant to the Group’s trading activities and are classified as FVTOCI financial assets and recorded at fair value, with changes in fair value reported in equity within the revaluation reserve. The fair value for these investments is based on valuations as disclosed in note 34.
–A 1.2% stake in Key Carbon Limited ("Key Carbon") which sources and finances carbon credit projects and provides ongoing governance, monitoring and operational support to ensure its projects are held to the highest quality and integrity standards. The investment provides Marex with access to a wider carbon client base as well as future streams of carbon credits which will grow the environmentals business and support clients through the low carbon transition. As the Group has a minority stake without significant influence and it is not held for trading, the equity investment in Key
Carbon is accounted for as an investment in equity designated at FVTOCI.
–During 2025 the Group purchased a minority stake in Ruminant Biotech (“RBT”), a New Zealand-
based business that has developed technology to reduce methane emissions from pasture-based livestock. Marex’s investment in RBT aligns with its strategy to grow its environmental business and allows it to access a new stream of carbon credits and potentially tap into a wider carbon client base.
As the Group has a minority stake without significant influence and it is not held for trading, the equity investment in RBT is accounted for as an investment in equity designated at FVTOCI.